TAXATION	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
TAXATION

10.	TAXATION

The components of income tax expense (income) are as follows:

(in thousands of $)	2012	2011	2010
Current tax expense:
U.K.	2,101	2,733	1,030
Indonesia	6,828	—	—
Brazil	1,002	1,363	1,595
Total current tax expense	9,931	4,096	2,625
Deferred tax expense (income):
U.K.	91	886	(1,198)
Amortization of tax benefit arising on intra-group transfers of long term assets (see note 29)	(7,257)	(6,687)	—
Total income tax expense (income)	2,765	(1,705)	1,427

Bermuda

Under current Bermuda law, the Company is not required to pay income taxes or other taxes (other than duty on goods imported into Bermuda and payroll tax in respect of any Bermuda-resident employees). The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until March 31, 2035.

United States

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the Company operating the ships meets certain requirements.  Among other things, in order to qualify for this exemption, the Company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations.  The management of the Company believes that it satisfied these requirements and therefore by virtue of the above provisions, it was not subject to tax on its U.S. source income.

Reconciliation between the income tax expense resulting from applying either the U.S. Federal or Bermudan statutory income tax rate and the reported income tax expense has not been presented herein as it would not provide additional useful information to users of the consolidated financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

United Kingdom

Current taxation charge of $2.1 million, $2.7 million and credit of $1.0 million for the years ended December 31, 2012, 2011 and 2010, respectively, relates to taxation of the operations of the Company's United Kingdom subsidiaries, which includes amounts paid by one of the U.K. subsidiary's branch office in Oslo.  Taxable revenues in the U.K. are generated by U.K. subsidiary companies of Golar and are comprised of management fees received from Golar group companies as well as revenues from the operation of nine of Golar's vessels.  These vessels are sub-leased from other non-U.K. Golar companies, which in the case of three of the vessels are in turn leased from financial institutions. As of December 13, 2013, following the deconsolidation of Golar Partners, the Company no longer holds any capital leases.  As at December 31, 2012 the statutory rate in the U.K. was 24%.

As at December 31, 2012, the 2012 U.K. income tax returns have not been filed.  Accordingly, once filed the tax years 2008 to 2011 remain open for examination by the U.K. tax authorities.

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  The company recorded deferred tax assets of $0.5 million and $0.6 million as of December 31, 2012 and 2011, respectively which have been classified as non-current and included within other long-term assets (see note 23).  These assets relate to differences for depreciation and net operating losses carried forward.

Indonesia

Current taxation charge of $6.8 million, $nil and $nil for the years ended December 31, 2012, 2011 and 2010, respectively, refers to taxation levied on the operations of Golar Partners' Indonesian subsidiary. However, the tax exposure in Indonesia is mitigated by revenue due under the charter such that taxes paid are fully recovered through the time charter rate.

Brazil

Current taxation charge of $1.0 million, $1.4 million and $1.6 million for the years ended December 31, 2012, 2011 and 2010, respectively, refers to taxation levied on Golar Partners' Brazilian operations.

Other jurisdictions

No tax has been levied on income derived from the Company's subsidiaries registered in Liberia, the Marshall Islands and the British Virgin Islands.

Deferred income tax assets are summarized as follows:

(in thousands of $)	2012	2011
Deferred tax assets, gross and net	531	622